Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 110,999	$ 133,252
Less debt, current	0	0
Debt, non-current	110,999	133,252
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Total	0	16,809
PPP loan
Debt Instrument [Line Items]
Total	10,000	10,000
Convertible Notes
Debt Instrument [Line Items]
Total	$ 100,999	$ 106,443